Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Restricted cash		$ 3,428
Difference between the fair value of the reporting unit and its market capitalization, percent	2.90%
Goodwill impairment		9,632	13,185
Stock-based compensation	1,702	1,208	1,506
Unrecognized share-based compensation costs	618
Unrecognized compensation cost, recognition period	3 years
Unbilled accounts receivable	786	1,600
Advertising costs	10	36	94
Loss from derivatives not designated as hedging instruments	4	323	288
Derivative notional Amount			6,700
Trade receivables sold during period		9,000
Additional paid-in capital [Member]
Accounting Policies [Line Items]
Stock-based compensation	$ 1,702	$ 1,208	$ 1,506
Gain (Loss) on Sale of Trade Receivables [Member] | As applicable, scenario 1 [Member]
Accounting Policies [Line Items]
Trade receivables, reference rate		Libor
Trade receivables, spread on variable rate		4.00%
Gain (Loss) on Sale of Trade Receivables [Member] | As applicable, scenario 2 [Member]
Accounting Policies [Line Items]
Trade receivables, reference rate		Prime
Trade receivables, spread on variable rate		1.50%
Minimum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	12 years
Computer and peripheral equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	20.00%
Computer and peripheral equipment [Member] | Majority [Member]
Accounting Policies [Line Items]
Annual depreciation rate	33.00%
Computer and peripheral equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Majority [Member]
Accounting Policies [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Annual depreciation rate	15.00%
Leasehold improvements [Member]
Accounting Policies [Line Items]
Annual depreciation rate, description	Over the shorter of lease term or the life of the assets
Motor vehicles [Member]
Accounting Policies [Line Items]
Annual depreciation rate	15.00%